Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (128,584,000)	$ (96,536,000)	$ (20,612,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of property and equipment	8,318,000	6,675,000	4,274,000
Amortization of acquired intangible assets	8,681,000	8,526,000	8,034,000
Amortization of course creation costs	1,993,000	1,462,000	1,337,000
Equity-based compensation	54,303,000	21,781,000	5,738,000
Provision for doubtful accounts	675,000	479,000	89,000
Amortization of debt discount and debt issuance costs	1,215,000	1,847,000	469,000
Debt extinguishment costs	4,197,000	931,000	6,000
Deferred tax benefit	(252,000)	(83,000)	0
Other	161,000	63,000	0
Changes in assets and liabilities, net of effects of acquisition:
Accounts receivable	(26,156,000)	(16,123,000)	(12,862,000)
Prepaid expenses and other assets	(3,482,000)	(2,796,000)	(701,000)
Accounts payable	1,385,000	2,561,000	677,000
Accrued expenses and other liabilities	7,973,000	17,960,000	1,290,000
Accrued author fees	2,123,000	2,131,000	894,000
Deferred revenue	61,554,000	38,983,000	17,390,000
Related party note payable	0	0	(1,555,000)
Net cash provided by (used in) operating activities	(5,896,000)	(12,139,000)	4,468,000
Investing activities
Purchases of property and equipment	(8,796,000)	(5,951,000)	(10,142,000)
Purchases of content library	(3,340,000)	(2,382,000)	(2,253,000)
Purchases of business, net of cash acquired	0	0	(649,000)
Net cash used in investing activities	(12,136,000)	(8,333,000)	(13,044,000)
Financing activities
Proceeds from initial public offering, net of underwriting discounts and commissions	332,080,000	0	0
Payments of costs related to initial public offering	(7,083,000)	(307,000)	0
Taxes paid related to net share settlement of equity awards	(16,905,000)	0	0
Proceeds from issuance of common stock from employee equity plans	13,378,000	0	0
Borrowings of long-term debt	20,000,000	115,000,000	0
Repayments of long-term debt	(137,710,000)	(85,000,000)	(8,125,000)
Payments of debt extinguishment costs	(2,179,000)	0	0
Payments of debt issuance costs	(450,000)	(854,000)	(136,000)
Payments to settle equity appreciation rights	(325,000)	0	0
Proceeds from the issuance of Series C redeemable convertible preferred units, net of issuance costs	0	0	30,347,000
Proceeds from the issuance of common units, net of issuance costs	0	4,399,000	1,986,000
Redemption of incentive units	0	(3,724,000)	(1,876,000)
Repayments of related-party note payable	0	0	(4,782,000)
Deemed landlord financing proceeds	0	0	2,213,000
Other	(17,000)	(16,000)	(6,000)
Net cash provided by financing activities	200,789,000	29,498,000	19,621,000
Net cash provided by financing activities	(163,000)	54,000	(37,000)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	182,594,000	9,080,000	11,008,000
Cash, cash equivalents, and restricted cash, beginning of period	28,477,000	19,397,000	8,389,000
Cash, cash equivalents, and restricted cash, end of period	211,071,000	28,477,000	19,397,000
Supplemental cash flow disclosure:
Cash paid for interest	4,271,000	6,858,000	5,506,000
Cash paid for income taxes, net	452,000	425,000	462,000
Supplemental disclosure of non-cash investing and financing activities:
Conversion of redeemable convertible preferred units	582,041,000	0	0
Redeemable convertible preferred unit accretion	176,275,000	63,800,000	6,325,000
Property acquired under build-to-suit lease agreements	8,281,000	0	0
Issuance of warrants to purchase shares of Class A common stock	984,000	0	0
Unpaid capital expenditures	519,000	555,000	20,000
Equity-based compensation capitalized as internal-use software	461,000	0	0
Offering costs, accrued but not yet paid	0	1,699,000	0
Reconciliation of cash, cash equivalents and restricted cash as shown in the statement of cash flows:
Cash and cash equivalents	194,306,000	28,267,000	19,397,000
Restricted cash	16,765,000	210,000	0
Total cash, cash equivalents, and restricted cash	$ 28,477,000	$ 19,397,000	$ 8,389,000